Valuation results and net trading income	12 Months Ended
Dec. 31, 2025
Valuation results and net trading income [Abstract]
Valuation results and net trading income	22 Valuation results and net trading income

Valuation results and net trading income
in EUR million	2025	2024	2023
Securities trading results	4,801	996	873
Derivatives trading results	-3,053	207	116
Other trading results	263	336	273
Change in fair value of derivatives relating to
– fair value hedges	1,111	1,016	1,606
– cash flow hedges (ineffective portion)	10	35	48
– other non-trading derivatives	1,550	140	-4,071
Change in fair value of assets and liabilities (hedged items)	-1,078	-1,043	-1,679
Valuation results on assets and liabilities designated at FVPL (excluding trading)	8	32	-128
Foreign exchange transactions results	2,175	-105	1,230
	5,789	1,614	-1,732
In general, the fair value movements are influenced by changes in the market conditions, such as stock prices, credit spreads, interest rates and currency exchange rates. In 2025, the interest rate volatility resulted in a positive EU IAS39 carve out adjustment of EUR 2,367 million (2024: EUR  -1,793 million; 2023: EUR  -4,642 million).
Net trading income relates to trading assets and trading liabilities which include assets and liabilities that are classified under IFRS as Trading but are closely related to servicing the needs of the clients of ING. ING offers products that are traded on the financial markets to institutional clients, corporate clients, and governments. ING’s trading books are managed based on internal limits and comprise a mix of products whose results may neutralise one another. A significant part of the derivatives in the trading portfolio are related to servicing corporate clients in their risk management to hedge for example currency or interest rate exposures. From a risk perspective, the gross amount of trading assets must be considered together with the gross amount of trading liabilities, which are presented separately on the statement of financial position. However, IFRS does not always allow the netting of these positions in the statement of financial position. Reference is made to Note 4 'Financial assets at fair value through profit or loss' and Note 14 'Financial liabilities at fair value through profit or loss' for information on trading assets and trading liabilities respectively.
Securities trading results include the results of market making in instruments such as government securities, equity securities, corporate debt securities, and money-market instruments. The majority of the risks involved in security and currency trading are economically hedged with derivatives. The securities trading results are partly offset by results on these derivatives. Derivatives trading results include the results of derivatives such as interest rate swaps, options, futures, and forward contracts. Trading gains and losses relating to trading securities still held as at 31 December 2025 amount to EUR 1,219 million (2024: EUR  20 million; 2023: EUR  160 million).
Other trading results include the results of trading loans and funds entrusted.
Foreign-exchange transactions results include gains and losses from spot, options, futures, and translated foreign currency assets and liabilities. The result on currency trading is included in foreign exchange transactions results.
Valuation results and net trading income include the fair value movements on derivatives (used for both hedge accounting and economically hedging exposures) as well as the changes in the fair value of assets and liabilities included in hedging relationships as hedged items. In 2025, fluctuations in interest rate had a significant impact on the fair value changes of both the derivatives and the hedged items designated in fair value hedges. Reference is made to Note 36 'Derivatives and hedge accounting' for information on derivatives used for hedge accounting.
Furthermore, derivatives trading results are also impacted by fair value movements arising from changes in credit spreads (CVA and DVA), bid offer spreads, model risk and incremental cost of funding on derivatives (FVA and
CollVA). Refer to Note 35 'Fair value of assets and liabilities' for information on these valuation adjustments.